Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 17 - Subsequent Events

A.
In January 2022, the Company’s compensation committee and board of directors, respectively, have approved the grant of a total of 121,508 options and 16,000 RSUs under the Global Share Incentive Plan (2013).

B.
In March 2022, the Company’s compensation committee and board of directors, respectively, have approved the grant of a total of 26,666 options under the Global Share Incentive Plan (2013) of which options granted to directors and office holders are subject to the approval of the Annual General Meeting, which is currently scheduled to convene no later than June 2022, as prescribed under the Israeli Companies Law, 1999 and the Company's Amended and Restated Articles of Association.

C.
Pursuant to the share repurchase plan approved on April 29, 2021, the Company has purchased 57,568 shares of the Company's ordinary shares subsequent to December 31, 2021 and through March 9, 2022 for a total cost of US$ 2,552 thousand inclusive of transaction costs.

D.
In February 2022, Russia launched a military invasion into Ukraine. The outcome of the ongoing conflict is uncertain. At this time the Company is unable to estimate any specific impact to its business, financial condition or results of operations.